JPMorgan Short Duration Bond Fund Average Annual Total Returns - A C I Shares [Member]		12 Months Ended	60 Months Ended	120 Months Ended
		Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
BLOOMBERG U.S. AGGREGATE INDEX(Reflects No Deduction for Fees, Expenses, or Taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1],[2]	1.25%	(0.33%)	1.35%
BLOOMBERG 1-3 YEAR U.S. GOVERNMENT/CREDIT BOND INDEX(Reflects No Deduction for Fees, Expenses, or Taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		4.36%	1.58%	1.63%
Class A
Prospectus [Line Items]
Average Annual Return, Percent		2.41%	1.48%	1.37%
Class C
Prospectus [Line Items]
Average Annual Return, Percent		3.33%	1.44%	1.20%
Class I
Prospectus [Line Items]
Average Annual Return, Percent		5.15%	2.19%	1.87%
Class I | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		3.45%	1.22%	1.08%
Class I | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		3.03%	1.26%	1.09%

[1]	As a result of new regulatory requirements, the Fund’s regulatory index has changed from the Bloomberg 1-3 Year U.S. Government/Credit Bond Index to the Bloomberg U.S. Aggregate Index.
[2]	As a result of new regulatory requirements, the Fund’s regulatory index has changed from the ICE BofA US High Yield Constrained Index to the Bloomberg U.S. Aggregate Index.